Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset:
NOL carryforward	$ 19,584	$ 17,258
Allowance for credit losses	58,036	56,446
Deferred compensation	10,852	7,528
Basis difference in acquired assets	32,923	48,256
Unrealized loss on securities available for sale	14,019	854
OREO	4,498	6,210
Other	14,754	10,438
Deferred tax assets	154,666	146,990
Deferred tax liability:
Basis difference in acquired assets	(13,150)	(31,975)
Gain on acquisition	0	(212)
FHLB stock	(270)	(122)
Premises and equipment	(6,132)	(1,658)
Acquisition intangibles	(8,134)	(7,648)
Deferred loan costs	(4,702)	(4,610)
Investments acquired	0	(167)
Other	(9,196)	(16,694)
Deferred tax liabilities	(41,584)	(63,086)
Net deferred tax asset	$ 113,082	$ 83,904